Summary of Significant Accounting Policies - Foreign Exchange Rate (Detail) - Exchange_Rate	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
US Dollar [member]
Disclosure of foreign exchange rates [Line Items]
Closing foreign exchange rate	1.1999	1.0522	1.0866
Average foreign exchange rate	1.1271	1.1059	1.1135
GB Pound [member]
Disclosure of foreign exchange rates [Line Items]
Closing foreign exchange rate	0.8886	0.8533	0.7360
Average foreign exchange rate	0.8724	0.8131	0.7267